3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981- 4659

direct fax:  (866) 422- 2114

falcoj@pepperlaw.com

January 15, 2015

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          FundVantage Trust

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 109 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale two new series of the Trust: (i) the Gotham Index 500 Plus Fund, and (ii) the Gotham Total Return Fund. Upon effectiveness of the Amendment, the Gotham Index 500 Plus Fund will each offer Institutional Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss
John M. Ford, Esq.

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